Loss Per Share (Details) - Schedule of diluted net loss per shares attributable to ordinary shareholders - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Diluted Net Loss Per Shares Attributable to Ordinary Shareholders [Abstract]
Restricted Ordinary Shares	32,361	23,116	41,608
Preferred Shares	279,723	279,723	279,723
Ordinary A Share	65,814	65,814	65,814
Warrant liability	35,429	37,374	14,838
SAFE	51,989	51,989	8,448
Outstanding share options	38,102	40,892	32,533
Total	503,418	498,908	442,964